Summary of Significant Accounting Principles - Reconciliation of Numerator and Denominator Used in Computation of Basic and Diluted Income Per Common Share (Details) - USD ($) $ in Thousands	1 Months Ended	11 Months Ended	12 Months Ended
	Feb. 02, 2023	Dec. 31, 2023	Dec. 31, 2025	Dec. 31, 2024
Numerator:
Net income	$ 25,787	$ (138,599)	$ 165,772	$ 123,193
Less: Earnings attributable to unvested restricted shares	(41)
Net income used in basic and diluted income per share	$ 25,746
Denominator:
Weighted average common shares outstanding	282,684,998
Less: Weighted average number of shares of unvested restricted stock (in shares)	(446,847)
Weighted average shares outstanding used in basic income per share (in shares)	282,238,151
Effects of dilutive securities:
Add: Treasury stock method impact of potentially dilutive securities (in shares)	100,254
Weighted average shares outstanding used in diluted income per share (in shares)	282,338,405